Redeemable Convertible Preferred Stock and Stockholders (Deficit) Equity - Summary of Preferred Stock Warrants Outstanding Exercise Price (Parenthetical) (Details)	Sep. 30, 2016 USD ($)
Stockholders Equity Note [Abstract]
Warrants outstanding	$ 0